Share-based payments - Additional Information (Details)		12 Months Ended
	Sep. 16, 2014 € / shares	Dec. 31, 2024 patient € / shares
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of preceding trading days taken into account in the determination of the share price on the grant date		20 days
BSA 2014
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Exercise price (in euros per share) | € / shares	€ 17.67	€ 17.67
BSPCE
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of threshold | patient		500